Other non-operating expense (income)	12 Months Ended
Dec. 31, 2023
Other Non Operating Expense [Abstract]
Other non-operating expense (income)
17.
Other non-operating expense (income)

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Government grants	—	(93)	(1,597)
Direct offering transaction costs allocated to derivative financial liabilities	—	—	2,260
Restructuring charges	4,519	2,784	421
Impairment of intangible assets	—	6,521	—
Acquisition costs and other	712	1,148	3,016
Total	5,231	10,360	4,100

During the year ended December 31, 2023 the Company continued with the formal restructuring plans initiated in 2022 resulting in charges of $4,519 (December 31, 2022 - $2,784). The restructuring charges include incremental costs associated directly with the restructuring plans including employee termination benefits, consulting fees, onerous contracts and contract termination costs.

For the year ended December 31, 2021, direct offering transaction costs allocated to derivative financial liabilities of $2,260 relate to the issuance of warrants with a USD denominated exercise price to investors. This resulted in the recognition of a derivative financial liability and the allocation of the associated transaction costs to other non-operating expenses. The Company did not complete a direct offering in the year ended December 31, 2023 or December 31, 2022, and therefore did not incur any direct offering transaction costs.